Borrowings (Details Textual) ₨ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨) ₨ / shares shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 INR (₨) ₨ / shares	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨) ₨ / shares shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($)	Jul. 20, 2023 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure Of Borrowings [Line Items]
Maximum Amount of Securities Issuable	₨ 6,000,000,000
Collateral Asset Member One [Member]
Disclosure Of Borrowings [Line Items]
Working Capital Facilities	620,000,000
Collateral Asset Member Two [Member]
Disclosure Of Borrowings [Line Items]
Working Capital Facilities	0		374,000,000
Collateral asset Member Three [Member]
Disclosure Of Borrowings [Line Items]
Working Capital Facilities	0		25,000,000
Collaterally Secured by Unencumbered Movable Fixed Asset [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	2,224,000,000		2,586,000,000
Collaterally Secured by Equitable Mortgages Over Properties [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	1,287,000,000		1,335,000,000
Collaterally Secured by Equitable Mortgage Over Vashi Property [Member]
Disclosure Of Borrowings [Line Items]
Working Capital Facilities	426,000,000		876,000,000
Collaterally Secured by Equitable Mortgage Over Land And Building [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 360,000,000		₨ 470,000,000
Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Working Capital Facilities Bear Interest	7.60%	7.60%	5.40%	5.40%
Bottom of range [member] | Buyers Credit Bear Interest Rate [Member]
Disclosure Of Borrowings [Line Items]
Interest rate	2.97%		0.79%
Top of range [member]
Disclosure Of Borrowings [Line Items]
Working Capital Facilities Bear Interest	9.30%	9.30%	9.30%	9.30%
Top of range [member] | Buyers Credit Bear Interest Rate [Member]
Disclosure Of Borrowings [Line Items]
Interest rate	6.23%		1.73%
Movable Fixed Assets Funded By Term Loan And Project Receivables [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 3,899,000,000
Specific Project Receivables [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	102,000,000		₨ 306,000,000
Moveable Fixed Assets Funded Out Of Term Loan [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 334,000,000		₨ 553,000,000
Term bank loans [Member]
Disclosure Of Borrowings [Line Items]
Borrowings maturity	repayable in quarterly instalments within a tenor of 3 to 6 years after moratorium period ranging from 6 months to 2 years in certain cases.	repayable in quarterly instalments within a tenor of 3 to 6 years after moratorium period ranging from 6 months to 2 years in certain cases.
Term bank loans [Member] | Bottom of range [member] | Borrowings Interest Rate For Others [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	7.85%
Term bank loans [Member] | Top of range [member] | Borrowings Interest Rate For Others [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	10.84%
ECB [Member] | ECB Facility Agreement [Member]
Disclosure Of Borrowings [Line Items]
Proceeds from borrowings | $		$ 5.0
Loan repaid | $		$ 1.0		$ 1.0		$ 0.5	$ 5.0
Cumulative Non Convertible Redeemable Preference Shares Issued From Print House India Private Limited [Member]
Disclosure Of Borrowings [Line Items]
Borrowings maturity							20
Borrowings									₨ 500,000,000
Percentage of preferential dividend payable till redemption									6.00%
Kotak Special Situations Fund [Member]
Disclosure Of Borrowings [Line Items]
Debt Conversion Converted Instrument Interest Rate	6.00%	6.00%
Amount to be transferred by way of assignment								₨ 6,000,000,000
Kotak Special Situations Fund [Member] | Series 1 Compulsorily Convertible Debentures [Member]
Disclosure Of Borrowings [Line Items]
Debt Conversion Converted Instrument Shares Issued 1 | shares					2,000,000,000	2,000,000,000
Debt Conversion Converted Instrument Share Price | ₨ / shares					₨ 100
Debt Conversion Converted Instrument Amount 1					₨ 20,000,000
Kotak Special Situations Fund [Member] | Series 2 Compulsorily Convertible Debentures [Member]
Disclosure Of Borrowings [Line Items]
Debt Conversion Converted Instrument Shares Issued 1 | shares	19,800,000	19,800,000			20,000,000	20,000,000
Debt Conversion Converted Instrument Share Price | ₨ / shares			₨ 100		₨ 100
Debt Conversion Converted Instrument Amount 1			₨ 1,980,000,000		₨ 20,000,000
Debt Instrument, Convertible, Conversion Ratio	0.8026	0.8026
Kotak Special Situations Fund [Member] | Compulsorily Convertible Debentures [Member]
Disclosure Of Borrowings [Line Items]
Debt Conversion Converted Instrument Amount 1	₨ 4,000,000,000
Debt Conversion Converted Instrument Interest Rate	6.00%	6.00%
Amount to be transferred by way of assignment								₨ 6,000,000,000
Kotak Special Situations Fund [Member] | Series 1 And Series 2 Compulsorily Convertible Debentures [Member]
Disclosure Of Borrowings [Line Items]
Financial liabilities	₨ 4,000,000,000
Kotak Special Situations Fund [Member] | Series 1 And Series 2 Compulsorily Convertible Debentures [Member] | Interest Bearing Loans [Member]
Disclosure Of Borrowings [Line Items]
Financial liabilities	1,686,000,000
Kotak Special Situations Fund [Member] | Series 1 And Series 2 Compulsorily Convertible Debentures [Member] | Put Option Agreement [Member]
Disclosure Of Borrowings [Line Items]
Financial liabilities	₨ 2,314,000,000
Immovable Fixed Assets [Member] | Series 1 Compulsorily Convertible Debentures [Member]
Disclosure Of Borrowings [Line Items]
Debt Instrument, Convertible, Conversion Ratio	0.8112	0.8112
Immovable Fixed Assets [Member] | Second Charge Mortgage Security Against Another Loan [Member]
Disclosure Of Borrowings [Line Items]
Borrowings
Noida DC Project [Member] | Project Receivables and Movable Fixed Assets [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 3,076,000,000
Chennai DC Project [Member] | Project Receivables and Movable Fixed Assets [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	1,810,000,000
Rabale T5 DC Project [Member] | Project Receivables and Movable Fixed Assets [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 5,001,000,000
Other Working Capital Facilities [Member]
Disclosure Of Borrowings [Line Items]
Borrowings maturity	repayable over a period of 12 to 60 months on equated monthly / quarterly instalments	repayable over a period of 12 to 60 months on equated monthly / quarterly instalments
Borrowings	₨ 1,575,000,000		1,659,000,000
Processing charges paid	₨ 162,000,000		₨ 185,000,000
Other Working Capital Facilities [Member] | Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	0.00%		0.00%
Other Working Capital Facilities [Member] | Top of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	9.90%		10.50%
Other Working Capital Facilities Two [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 279,000,000		₨ 732,000,000
Processing charges paid	648,000,000		532,000,000
Other Working Capital Facilities Three [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	729,000,000		715,000,000
Funded Out Of Identifiable Movable Fixed Assets One [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	3,672,000,000		1,958,000,000
Funded Out Of Identifiable Movable Fixed Assets Two [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 770,000,000		475,000,000
Funded Out Of Identifiable Movable Fixed Assets One And Two [Member]
Disclosure Of Borrowings [Line Items]
Charge on identifiable movable fixed assets	1.25
Exclusive Charge Assets Created Out Of Capex Reimbursement Is Possible [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 1,000,000,000		0
Exclusive Charge On Specific Movable Fixed Assets [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 1,500,000,000		1,000,000,000
Charge on identifiable movable fixed assets	1.1
Funded Out Of Identifiable Movable Fixed Assets Three [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 402,000,000		483,000,000
Kotak Data Center Fund [Member]
Disclosure Of Borrowings [Line Items]
Debt Conversion Converted Instrument Interest Rate	6.00%	6.00%
Kotak Data Center Fund [Member] | Compulsorily Convertible Debentures [Member]
Disclosure Of Borrowings [Line Items]
Debt Conversion Converted Instrument Amount 1			₨ 6,000,000,000
Kotak Data Center Fund [Member] | Series Five Compulsorily Convertible Debentures [Member]
Disclosure Of Borrowings [Line Items]
Debt Conversion Converted Instrument Shares Issued 1 | shares	12,000,000	12,000,000
Debt Conversion Converted Instrument Share Price | ₨ / shares	₨ 100
Debt Conversion Converted Instrument Amount 1	₨ 1,200,000,000
Kotak Data Center Fund [Member] | Series Four Compulsorily Convertible Debentures [Member]
Disclosure Of Borrowings [Line Items]
Debt Conversion Converted Instrument Shares Issued 1 | shares	48,000,000	48,000,000
Debt Conversion Converted Instrument Share Price | ₨ / shares	₨ 100
Debt Conversion Converted Instrument Amount 1	₨ 4,800,000,000
Debt Instrument, Convertible, Conversion Ratio	0.5434	0.5434
Kotak Data Center Fund [Member] | Series 4 Compulsorily Convertible Debentures [Member] | Interest Bearing Loans [Member]
Disclosure Of Borrowings [Line Items]
Financial liabilities	₨ 2,076,000,000
Kotak Data Center Fund [Member] | Series 4 Compulsorily Convertible Debentures [Member] | Equity [Member]
Disclosure Of Borrowings [Line Items]
Financial liabilities	2,724,000,000
Sify Infinite Spaces Limited [Member] | Series 5 Compulsorily Convertible Debentures [Member] | Interest Bearing Loans [Member]
Disclosure Of Borrowings [Line Items]
Financial liabilities	518,000,000
Sify Infinite Spaces Limited [Member] | Series 5 Compulsorily Convertible Debentures [Member] | Other Component [Member]
Disclosure Of Borrowings [Line Items]
Financial liabilities	₨ 682,000,000